1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN Associate stephen.cohen@dechert.com +1 202 261 3304 Direct

September 19, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust

  (File Nos. 33-75138 and 811-8348)

Ladies and Gentlemen:

On behalf of Lord Asset Management Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing an XBRL interactive data file.

This filing is being made for the sole purpose of filing an interactive data file relating to revised disclosures in response to Items 2, 3, and 4 of Form N-1A filed with the Securities and Exchange Commission on September 7, 2012 under Rule 497(e) of the 1933 Act (SEC Accession No. 0001193125-12-384576) in connection with the Prospectus dated August 31, 2012.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

Attachments